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Sit Mutual Funds Stock Funds
ANNUAL REPORT SUPPLEMENT


Sit Developing Markets Growth Fund

The 1996 calendar year total return for the Sit Developing Markets Growth Fund was stated incorrectly in the June 30, 2003 Annual Report. The correct total return is 17.27%, and is stated in the table below.

The following table replaces the Total Return - Calendar Year table on pages 4 and 5 of the report:


                          TOTAL RETURN - CALENDAR YEAR

                                                 1991         1992       1993
--------------------------------------------------------------------------------
SIT BALANCED                                       --           --         --
--------------------------------------------------------------------------------
SIT LARGE CAP GROWTH                            32.72%        4.94%      3.15%
--------------------------------------------------------------------------------
SIT MID CAP GROWTH(1)                           65.50        -2.14       8.55
--------------------------------------------------------------------------------
SIT INTERNATIONAL GROWTH(2)                      4.10(4)      2.69      48.37
--------------------------------------------------------------------------------
SIT SMALL CAP GROWTH(1)                            --           --         --
--------------------------------------------------------------------------------
SIT SCIENCE AND TECHNOLOGY GROWTH(3)               --           --         --
--------------------------------------------------------------------------------
SIT DEVELOPING MARKETS GROWTH(2)                   --           --         --
--------------------------------------------------------------------------------
S&P 500 INDEX                                   30.46         7.64      10.07
S&P MIDCAP 400 INDEX                            50.11        11.92      13.95
MSCI EAFE INDEX                                  0.26(5)    -12.17      32.56
RUSSELL 2000 INDEX                                 --           --         --
MSCI EMERGING MARKETS
  FREE INDEX                                       --           --         --


                                           NASDAQ
                                           SYMBOL      INCEPTION
                                           ------      ---------
SIT BALANCED                               SIBAX        12/31/93
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SIT LARGE CAP GROWTH                       SNIGX        09/02/82
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SIT MID CAP GROWTH                         NBNGX        09/02/82
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SIT INTERNATIONAL GROWTH                   SNGRX        11/01/91
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SIT SMALL CAP GROWTH                       SSMGX        07/01/94
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SIT SCIENCE AND TECHNOLOGY GROWTH          SISTX        12/31/97
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SIT DEVELOPING MARKETS GROWTH              SDMGX        07/01/94
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S&P 500 INDEX(5)
S&P MIDCAP 400 INDEX(5)
MSCI EAFE INDEX(6)
RUSSELL 2000 INDEX(7)
MSCI EMERGING MARKETS FREE INDEX(8)

(1) STOCKS OF SMALL- AND MID-SIZED COMPANIES MAY BE SUBJECT TO MORE ABRUPT OR ERRATIC MARKET MOVEMENTS THAN STOCKS OF LARGER, MORE ESTABLISHED COMPANIES.
(2) INTERNATIONAL INVESTING HAS SPECIAL RISKS, SUCH AS CURRENCY EXCHANGE FLUCTUATIONS, HIGH VOLITILITY, ILLIQUIDITY AND THE POSSIBILITY OF POLITICAL INSTABILITY.
(3) SINCE THE FUND FOCUSES ITS INVESTMENT ON COMPANIES INVOLVED IN THE TECHNOLOGY SECTOR, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS WITH GREATER DIVERSIFICATION.
(4)  PERIOD FROM FUND INCEPTION THROUGH CALENDAR YEAR-END.

                          TOTAL RETURN - CALENDAR YEAR

                                                                                                                              YTD
                                         1994       1995     1996     1997     1998     1999     2000      2001      2002     2003
------------------------------------------------------------------------------------------------------------------------------------
SIT BALANCED                            -0.33%     25.43%   15.80%   21.73%   21.30%   20.15%    -4.80%   -12.99%   -18.59%   9.62%
------------------------------------------------------------------------------------------------------------------------------------
SIT LARGE CAP GROWTH                     2.83      31.66    23.05    31.70    30.56    33.41    -13.84    -27.70    -30.58   12.49
------------------------------------------------------------------------------------------------------------------------------------
SIT MID CAP GROWTH(1)                   -0.47      33.64    21.87    17.70     6.84    70.65     -4.35    -33.39    -34.64   18.01
------------------------------------------------------------------------------------------------------------------------------------
SIT INTERNATIONAL GROWTH(2)             -2.99       9.36    10.31     4.81    18.95    50.77    -26.66    -33.26    -29.84    7.07
------------------------------------------------------------------------------------------------------------------------------------
SIT SMALL CAP GROWTH(1)                 11.57(4)   52.16    14.97     7.63     1.97   108.63      6.25    -28.19    -26.22   16.34
------------------------------------------------------------------------------------------------------------------------------------
SIT SCIENCE AND TECHNOLOGY GROWTH(3)       --         --       --       --    38.40    85.98     -6.55    -47.78    -44.45   19.08
------------------------------------------------------------------------------------------------------------------------------------
SIT DEVELOPING MARKETS GROWTH(2)        -2.02(4)   -4.29    17.27    -5.20   -24.93    82.50    -30.18    -12.01    -18.37   14.21
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX                            1.32      37.58    22.96    33.36    28.58    21.04     -9.11    -11.88    -22.10   11.76
S&P MIDCAP 400 INDEX                    -3.60      30.94    19.19    32.29    19.11    14.72     17.50     -0.61    -14.52   12.41
MSCI EAFE INDEX                          7.78      11.21     6.05     1.78    20.00    26.96    -14.17    -21.44    -15.94    9.47
RUSSELL 2000 INDEX                       4.61      28.45    16.49    22.36    -2.54    21.26     -3.02      2.49    -20.48   17.88
MSCI EMERGING MARKETS FREE INDEX         2.80      -6.94     3.92   -13.40   -27.52    63.70    -31.80     -4.91     -7.97   13.90


                                                                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                 TOTAL RETURN                             PERIODS ENDED JUNE 30, 2003
                                            QUARTER        SIX MONTHS                                                        SINCE
                                         ENDED 6/30/03    ENDED 6/30/03     1 YEAR      3 YEARS    5 YEARS    10 YEARS     INCEPTION

SIT BALANCED                                  9.72%           9.62%          4.43%       10.41%      -1.26%        --        6.98%
------------------------------------------------------------------------------------------------------------------------------------
SIT LARGE CAP GROWTH                         14.50           12.49           1.97       -22.38       -7.22       6.77%      10.78
------------------------------------------------------------------------------------------------------------------------------------
SIT MID CAP GROWTH                           16.81           18.01           1.90       -24.44       -4.41       6.42       13.09
------------------------------------------------------------------------------------------------------------------------------------
SIT INTERNATIONAL GROWTH                     16.50            7.07         -12.97       -25.80      -10.65       0.65        2.16
------------------------------------------------------------------------------------------------------------------------------------
SIT SMALL CAP GROWTH                         20.02           16.34           2.75       -18.95        5.55         --       12.67
------------------------------------------------------------------------------------------------------------------------------------
SIT SCIENCE AND TECHNOLOGY GROWTH            19.61           19.08           7.05       -37.10       -6.73         --       -3.31
------------------------------------------------------------------------------------------------------------------------------------
SIT DEVELOPING MARKETS GROWTH                19.41           14.21           0.25       -15.44       -2.14         --       -2.21
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(5)                             15.39           11.76           0.25       -11.20       -1.61      10.04       13.68
S&P MIDCAP 400 INDEX(5)                      17.63           12.41          -0.71         0.99        7.14      12.65       16.03
MSCI EAFE INDEX(6)                           19.27            9.47          -6.46       -13.52       -4.00       2.78        3.10
RUSSELL 2000 INDEX(7)                        23.42           17.88          -1.64        -3.30        0.97         --        8.64
MSCI EMERGING MARKETS FREE INDEX(8)          22.19           13.90           4.04        -9.28        0.13         --       -3.97

(5)  FIGURES ASSUME AN INCEPTION DATE OF 09/02/82.
(6)  FIGURES ASSUME AN INCEPTION DATE OF 10/31/91.
(7)  FIGURES ASSUME AN INCEPTION DATE OF 07/01/94.
(8)  FIGURES ASSUME AN INCEPTION DATE OF 06/30/94.

PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.

                                                                               5